Class AAA Shares | TETON WESTWOOD INTERMEDIATE BOND FUND
TETON WESTWOOD INTERMEDIATE BOND FUND (the “Intermediate Bond Fund”)
Investment Objective
The Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.
Fees and Expenses of the Intermediate Bond Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Intermediate Bond Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Class AAA Shares TETON WESTWOOD INTERMEDIATE BOND FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Class AAA Shares TETON WESTWOOD INTERMEDIATE BOND FUND
Management Fees		0.60%
Distribution (Rule 12b-1) Fees		0.25%
Other Expenses		0.51%
Total Annual Fund Operating Expenses		1.36%
Less Fee Waiver and Expense Reimbursement	[1]	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.00%
[1]	Teton Advisors, Inc. (the "Adviser") has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Intermediate Bond Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.00%. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2015, and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example
This example is intended to help you compare the cost of investing in Class AAA Shares of the Intermediate Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Intermediate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Intermediate Bond Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares TETON WESTWOOD INTERMEDIATE BOND FUND	102	395	710	1,604

Portfolio Turnover
The Intermediate Bond Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Intermediate Bond Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Intermediate Bond Fund’s performance. During the most recent fiscal year, the Intermediate Bond Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions the Intermediate Bond Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in bonds of various types and with various maturities. The Intermediate Bond Fund focuses on investment grade bonds of domestic corporations and governments. Investment grade debt securities are securities rated in the four highest ratings categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”).

Although there are no restrictions on the maximum or minimum maturity of any individual security that the Intermediate Bond Fund may invest in, generally the Intermediate Bond Fund will have a dollar weighted average maturity of three to ten years. The Intermediate Bond Fund may also invest in other types of investment grade debt securities, including debentures, notes, convertible debt securities, municipal securities, mortgage-related securities, and certain collateralized and asset-backed securities. The Intermediate Bond Fund will seek to maintain an average rating of AA or better by Standard & Poor’s Ratings Services, a division of McGraw-Hill Companies, (“Standard & Poor’s”), or comparable quality for the securities in its portfolio.

In selecting securities for the Intermediate Bond Fund, the Westwood Management Corporation, the Intermediate Bond Fund’s sub-adviser (the “Sub-Adviser”) focuses both on the fundamentals of particular issuers and yield curve positioning. The Sub-Adviser seeks to earn risk-adjusted returns superior to those of the Barclays Capital Government/Credit Bond Index over time. The Sub-Adviser invests 80% to 100% of the Fund’s assets in debt securities and the remainder in cash or cash equivalents. The Sub-Adviser has disciplines in place that serve as sell signals such as a change to a company’s fundamentals that make the risk/reward profile unattractive or a need to improve the overall risk/reward profile of the Fund.
Principal Risks
You May Want to Invest in the Fund if:
  you are seeking current income consistent with the maintenance of principal and liquidity you are conservative in your investment approach
  you are seeking exposure to investment grade bonds as part of your overall investment strategy
The Intermediate Bond Fund’s share price will fluctuate with changes in prevailing interest rates and the market value of the Intermediate Bond Fund’s portfolio securities. Your investment in the Intermediate Bond Fund is not guaranteed; you may lose money by investing in the Intermediate Bond Fund. When you sell Intermediate Bond Fund shares, they may be worth more or less than what you paid for them.

Investing in the Intermediate Bond Fund involves the following risks:
  Management Risk.    If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Intermediate Bond Fund holds, then the value of the Intermediate Bond Fund’s shares may decline.
  Interest Rate Risk, Maturity Risk, and Credit Risk.    Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely that there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The magnitude of the increase or decline will often be greater for longer term debt securities than shorter term debt securities. It is also possible that the issuer of a debt security will not be able to make interest and principal payments when due.
  Pre-Payment Risk.    The Intermediate Bond Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Intermediate Bond Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Intermediate Bond Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Intermediate Bond Fund’s income, total return, and share price.

Performance
The bar chart and table provide an indication of the risks of investing in the Intermediate Bond Fund by showing changes in the Intermediate Bond Fund’s performance from year to year, and by showing how the Intermediate Bond Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Intermediate Bond Fund’s past performance (before and after taxes) does not predict how the Intermediate Bond Fund will perform in the future. Updated information on the Intermediate Bond Fund’s results can be obtained by visiting www.gabelli.com.
TETON WESTWOOD INTERMEDIATE BOND FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the periods shown in the bar chart, the highest return for a quarter was 5.06% (quarter ended December 31, 2008) and the lowest return for a quarter was (2.64)% (quarter ended June 30, 2004).
Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns Class AAA Shares	Past One Year	Past Five Years	Past Ten Years
TETON WESTWOOD INTERMEDIATE BOND FUND	(2.07%)	2.79%	3.35%
TETON WESTWOOD INTERMEDIATE BOND FUND Return After Taxes on Distributions	(2.55%)	2.04%	2.36%
TETON WESTWOOD INTERMEDIATE BOND FUND Return After Taxes on Distributions and Sale of Fund Shares	(1.17%)	1.93%	2.26%
TETON WESTWOOD INTERMEDIATE BOND FUND Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	(2.35%)	4.40%	4.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Intermediate Bond Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Intermediate Bond Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).